Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 9,010,336	$ 15,191,995
Accounts receivable	12,765,279	15,012,273
Prepayments and other current assets	6,987,633	1,962,048
Inventories	3,347,184	6,349,620
Assets of discontinued operations, current		668,458
Total Current Assets	32,110,432	40,272,952
Non-current Assets
Property and equipment, net	117,635	139,183
Right of use assets, net	228,330	13,599
Deferred tax assets	1,494,931	2,221,467
Other non-current assets	598,943	777,935
Assets of discontinued operations, non-current		4,204,879
Total Non-current Assets	2,439,839	7,357,063
Total Assets	34,550,271	47,630,015
Current Liabilities
Short-term loans	9,259,172	7,972,764
Accounts payable	1,949,054	2,475,273
Advance from customers	909,243	187,913
Income tax payable	3,626,532	2,024,460
Lease liabilities, current	93,191	9,163
Other payable and accrued expenses	3,934,724	2,696,107
Liabilities of discontinued operations, current		1,949,380
Total Current Liabilities	19,771,916	17,416,718
Non-current Liabilities
Lease liabilities, non-current	110,622
Long-term borrowings	2,180,694	2,180,694
Liabilities of discontinued operations, non-current		4,924,205
Total Non-current Liabilities	7,006,146	23,122,082
Total Liabilities	26,778,062	40,538,800
Commitments and Contingencies
Shareholders’ Equity
Additional paid-in capital	4,889,368	4,889,368
Statutory reserve	666,574	158,027
Retained earnings	2,354,276	2,042,805
Accumulated other comprehensive loss	(142,948)	(3,924)
Total Shareholders’ Equity	7,772,209	7,091,215
Total Liabilities and Shareholders’ Equity	34,550,271	47,630,015
Class A Ordinary Shares
Shareholders’ Equity
Ordinary shares value	2,487	2,487
Class B Ordinary Shares
Shareholders’ Equity
Ordinary shares value	2,452	2,452
Related Party
Current Assets
Accounts receivable – related party		1,088,558
Current Liabilities
Amount due to related parties		101,658
Non-current Liabilities
Amount due to related parties, non-current	$ 4,714,830	$ 16,017,183